Equity Incentive Awards (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Equity Incentive Awards Details
Common Shares reserved for issuance under 2008 Plan			1,656,053
Repurchase options			10,191
Weighted average grant date fair value of options granted	$ 0.62
Compensation cost related to stock options granted but not recognized	1,508,773
Recognization period of compensation cost	1 year 7 months 10 days
Stock-based compensation expenses related to all employee and non-employee	$ 56,671	$ 36,152
Restricted common shares	232,687		221,858
Unrecognized stock based compensation expense	2,562
Stock based compensation	$ 457	$ 457